United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Capital Management, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             PAUL P. MEEHAN
Title:            Chief Compliance Officer
Phone:            202-530-3326
Signature,                 Place,               and Date of Signing:
/s/ PAUL P. MEEHAN       Washington DC             April 28, 2006


Note: This form 13F-HR was initially filed in error under CIK #0001094457 (Meehan Mutual Funds Inc.) as a form 13F-NT on 4-28-2006.


Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                               0
Form 13F Information Table Entry Total:                  133
Form 13F Information Table Value Total (x $1,000):  $207,350

List of Other Included Managers:  None

                                                     Form 13F Information Table


FORM 13-F INFORMATION TABLE
EDGEMOOR CAPITAL MANAGEMENT, INC.
MARCH 31, 2006

COLUMN 1                              COLUMN 2  COLUMN 3   COLUMN 4   COLUMN 5                     COLUMN 6   COLUMN 7  COLUMN 8
------------------------------------  --------  ---------  ---------  --------                    ----------  --------  --------


                                       TITLE                 VALUE    SHRS OR                     INVESTMENT   OTHER
                                      --------
NAME OF ISSUER                         CLASS      CUSIP    (X$1000)   PRN AMT   SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE
------------------------------------  --------  ---------  ---------  --------  ------  --------  ----------  --------  --------
3M                                    COM       88579Y101     1,578     22,005  SH                SOLE                    22,005
Accredited Mortgage Loan REIT Pfd.    PFD       00438G205       404     15,950  SH                SOLE                    15,950
AES Corp.                             COM       00130H105     1,287     75,458  SH                SOLE                    75,458
AES Trust III                         PFD       00808N202       411      8,810  SH                SOLE                     8,810
AES Trust VII                         COM       00103V305       380      7,850  SH                SOLE                     7,850
Affordable Residential Comm. A Pfd    PFD       008273203       471     21,495  SH                SOLE                    21,495
Allied Waste Industries               COM       019589308       403     32,906  SH                SOLE                    32,906
Alltel Corp.                          COM       020039103       259      4,001  SH                SOLE                     4,001
Amer Electric Power Co., Inc.         COM       025537101     2,542     74,708  SH                SOLE                    74,708
Ameren Corp.                          COM       023608102     1,460     29,300  SH                SOLE                    29,300
American Express Co.                  COM       025816109       286      5,442  SH                SOLE                     5,442
Amern Pwr Conversion Cp               COM       029066107       825     35,700  SH                SOLE                    35,700
Amgen Inc                             COM       031162100       716      9,844  SH                SOLE                     9,844
Anheuser Busch Co Inc                 COM       035229103     4,330    103,481  SH                SOLE                   103,481
Apartment Inv. & Mgt. Pfd.            PFD       03748R796       396     15,800  SH                SOLE                    15,800
Apollo Group Inc. Cl A                COM       037604105     2,033     39,444  SH                SOLE                    39,444
Ashford Hospitality Trust, Inc. Pfd.  PFD       044103208       258     10,100  SH                SOLE                    10,100
Automatic Data Processing             COM       053015103     5,865    130,030  SH                SOLE                   130,030
Avon Products Inc                     COM       054303102       742     25,693  SH                SOLE                    25,693
BCE Inc.                              COM       05534B109       747     31,050  SH                SOLE                    31,050
Bank Of America Corp                  COM       060505104       219      4,806  SH                SOLE                     4,806
Barclays Bank Plc ADR                 ADR       06738E204     2,172     47,240  SH                SOLE                    47,240
Berkshire Hathaway Inc. Cl A          COM       084670108     2,801         31  SH                SOLE                        31
Berkshire Hathaway Inc. Cl B          COM       084670207     7,605      2,564  SH                SOLE                     2,564
BP Plc ADR                            ADR       055622104     4,163     61,514  SH                SOLE                    61,514
Capitalsource Inc                     COM       14055X102     1,936     79,872  SH                SOLE                    79,872
Carmax Inc                            COM       143130102     2,596     80,635  SH                SOLE                    80,635
CBS Corp.                             COM       124857202       573     23,904  SH                SOLE                    23,904
Cedar Fair LP                         COM       150185106     1,336     47,362  SH                SOLE                    47,362
Cendant Corp                          COM       151313103     2,678    156,628  SH                SOLE                   156,628
Cinergy Corp                          COM       172474108     1,219     26,835  SH                SOLE                    26,835
Colonial Pptys Dep Shs                COM       195872601       633     25,250  SH                SOLE                    25,250
Consol Tomoka Land Fla                COM       210226106       769     12,372  SH                SOLE                    12,372
Corts Tr Provident Pfd.               PFD       22080X203       883     33,100  SH                SOLE                    33,100
Corts Unumprovdnt                     PFD       22081B200       274     10,800  SH                SOLE                    10,800
Cross Timbers Royalty Trust           COM       22757R109     1,775     38,100  SH                SOLE                    38,100
Dell Computer Corp                    COM       247025109       816     29,357  SH                SOLE                    29,357
Dentsply International, Inc.          COM       249030107     3,714     64,523  SH                SOLE                    64,523
Devon Energy Corp New                 COM       25179M103     4,513     74,759  SH                SOLE                    74,759
Diageo PLC New ADR                    ADR       25243Q205     4,341     69,558  SH                SOLE                    69,558
Discovery Holding Co.                 COM       25468y107       498     33,222  SH                SOLE                    33,222
Dominion Resoures Inc.                COM       25746U109     1,778     26,451  SH                SOLE                    26,451
Doral Financial Corp.                 COM       25811P100     1,345    120,072  SH                SOLE                   120,072
Dover Corporation                     COM       260003108       594     12,238  SH                SOLE                    12,238
Duke Energy Corporation               COM       26441C105     1,798     61,689  SH                SOLE                    61,689
Enbridge Energy Mgmt                  COM       29250X103       609     14,287  SH                SOLE                    14,287
Endesa SA ADR                         ADR       29258N107       412     10,635  SH                SOLE                    10,635
Energy East Corporation               COM       29266M109     1,804     56,125  SH                SOLE                    56,125
Energy Transfer Partners              COM       29273R109       854     37,194  SH                SOLE                    37,194
Enerplus Res Fd New                   COM       29274D604       778     20,064  SH                SOLE                    20,064
Equifax Inc                           COM       294429105       767     15,199  SH                SOLE                    15,199
Exelon Corporation                    COM       30161N101       547     10,340  SH                SOLE                    10,340
Exxon Mobil Corp.                     COM       30231G102     1,313     21,576  SH                SOLE                    21,576
Fairfax Financial Hldgsf              COM       303901102       762      7,107  SH                SOLE                     7,107
Felcor Lodging Trust Pfd. A           PFD       31430F200     1,601     64,050  SH                SOLE                    64,050
Felcor Lodging Trust Pfd. C           PFD       31430F507       997     41,845  SH                SOLE                    41,845
First Data Corporation                COM       319963104     6,783    146,962  SH                SOLE                   146,962
Gatx Corp                             COM       361448103     1,535     37,165  SH                SOLE                    37,165
General Electric Co.                  COM       369604103     1,533     44,065  SH                SOLE                    44,065
General Mills Inc.                    COM       370334104     2,939     57,987  SH                SOLE                    57,987
Heineken Hldg New Ord                 COM       N39338194       704     20,446  SH                SOLE                    20,446
Hersha Hospitality Trust A Pfd.       PFD       427825203       424     17,000  SH                SOLE                    17,000
Highland Hosptlty A Pfd               PFD       430141200       203      8,350  SH                SOLE                     8,350
Home Depot Inc                        COM       437076102     3,171     74,968  SH                SOLE                    74,968
Host Hotels & Resorts Inc Pfd         PFD       44107P104       205      7,980  SH                SOLE                     7,980
Hovnanian Ent                         PFD       442487203       470     22,700  SH                SOLE                    22,700
Hubbell Inc Class B                   COM       443510201     3,643     72,175  SH                SOLE                    72,175
Illinois Tool Works Inc               COM       452308109     2,440     25,907  SH                SOLE                    25,907
Impac Mtg Hldg                        PFD       45254P409       537     25,180  SH                SOLE                    25,180
Innkeepers Usa Trust                  COM       4576J0104       375     22,150  SH                SOLE                    22,150
International Game Technology         COM       459902102     2,863     82,324  SH                SOLE                    82,324
Iron Mountain Inc.                    COM       462846106     1,995     48,981  SH                SOLE                    48,981
Ishares MSCI Emg. Markets Fund        COM       464287234     3,963     40,573  SH                SOLE                    40,573
Ishares MSCI Japan Index Fund         COM       464286848     2,702    191,672  SH                SOLE                   191,672
Key Corp.                             COM       493267108       331      9,000  SH                SOLE                     9,000
Keyspan Corporation                   COM       49337W100     2,125     51,995  SH                SOLE                    51,995
Kinder Morgan Energy Ptrs. LP         COM       494550106     1,220     26,664  SH                SOLE                    26,664
Kinder Morgan Mgmt.                   COM       49455U100     1,796     40,813  SH                SOLE                    40,813
Kronos Inc                            COM       501052104       215      5,750  SH                SOLE                     5,750
Leucadia National Corp                COM       527288104     3,918     66,360  SH                SOLE                    66,360
Lexington Corp Pptys Tr               COM       529043101       585     28,050  SH                SOLE                    28,050
Liberty Global Inc. Com Ser A         COM       530555101       233     11,781  SH                SOLE                    11,781
Liberty Media Hldg  Corp Interactive  COM       53071M104       239     11,661  SH                SOLE                    11,661
Liberty Media                         COM       530718104     2,760    336,130  SH                SOLE                   336,130
Liberty Property TRUST                COM       531172104     2,480     52,595  SH                SOLE                    52,595
Markel Corp                           COM       570535104       484      1,433  SH                SOLE                     1,433
MBNA Capital E                        PFD       55270B201       366     13,740  SH                SOLE                    13,740
Methanex Corp                         COM       59151K108       423     20,618  SH                SOLE                    20,618
MFA Mortgage Investments, Inc.        PFD       55272X201       384     15,900  SH                SOLE                    15,900
Mgic Investment Corp.                 COM       552848103     1,824     27,375  SH                SOLE                    27,375
Microsoft Corp.                       COM       594918104     5,971    224,882  SH                SOLE                   224,882
ML Dep. Citizens Comm. Certs.         PFD       740434881       235      9,400  SH                SOLE                     9,400
Nestle S A Reg B ADR                  ADR       641069406     2,374     32,581  SH                SOLE                    32,581
Novartis A G Spon ADR                 ADR       66987V109     2,231     41,218  SH                SOLE                    41,218
Nstar                                 COM       67019E107       664     23,210  SH                SOLE                    23,210
Office Depot Inc                      COM       676220106       356      9,552  SH                SOLE                     9,552
Old Republic Intl Corp                COM       680223104       275     12,591  SH                SOLE                    12,591
Penn West Energy Trust                COM       707885109       544     14,860  SH                SOLE                    14,860
Pepsico Incorporated                  COM       713448108       291      5,040  SH                SOLE                     5,040
Petrofund Energy Trust                COM       71648W108       780     35,650  SH                SOLE                    35,650
Pfizer Inc.                           COM       717081103     2,715    110,383  SH                SOLE                   110,383
Plantronics, Inc.                     COM       727493108     1,984     57,084  SH                SOLE                    57,084
Potomac Electric Pwr Co               COM       713291102       987     43,315  SH                SOLE                    43,315
Progress Energy Inc                   COM       743263105       257      5,840  SH                SOLE                     5,840
Progressive Corp Ohio                 COM       743315103       312      2,990  SH                SOLE                     2,990
Provident Energy Trust                COM       74386K104       321     28,400  SH                SOLE                    28,400
Rayonier Inc.                         COM       754907103     3,025     66,355  SH                SOLE                    66,355
Scottish Power PLC ADR                ADR       81013T804     2,007     49,825  SH                SOLE                    49,825
Shimano Inc. Ord                      COM       J72262108     1,131     37,700  SH                SOLE                    37,700
Sunstone Hotel Invs Pfd               PFD       867892200       432     17,100  SH                SOLE                    17,100
Sysco Corporation                     COM       871829107     3,706    118,225  SH                SOLE                   118,225
TC Pipelines LP                       COM       87233q108       587     18,767  SH                SOLE                    18,767
Tejon Ranch Co                        COM       879080109     1,390     28,450  SH                SOLE                    28,450
Tevapharmaceutical Inds Ltd ADR       ADR       881624209     3,486     86,008  SH                SOLE                    86,008
Time Warner                           COM       887317105     2,229    139,054  SH                SOLE                   139,054
Tommy Hilfiger USA                    COM       G8915Z102     1,171     46,470  SH                SOLE                    46,470
Toyota Industries                     COM       J92628106     2,874     71,500  SH                SOLE                    71,500
Transcanada                           COM       89353D107     3,915    137,007  SH                SOLE                   137,007
Tupperware Corporation                COM       899896104       426     20,700  SH                SOLE                    20,700
Unilever Plc ADR                      ADR       904767704     3,239     80,206  SH                SOLE                    80,206
United Utilities ADR                  ADR       91311Q105     1,606     68,334  SH                SOLE                    68,334
Unumprovident Corp                    COM       91529Y106       690     33,700  SH                SOLE                    33,700
Verizon Communications                COM       92343v104     2,149     64,584  SH                SOLE                    64,584
Viacom Inc Non Vtg Cl B               COM       925524308       927     23,904  SH                SOLE                    23,904
Wachovia Corp.                        COM       929903102       268      4,781  SH                SOLE                     4,781
Wal-Mart Stores Inc                   COM       931142103       652     13,792  SH                SOLE                    13,792
Washington Mutual Inc                 COM       939322103     2,006     47,058  SH                SOLE                    47,058
Weight Watchers Int'l, Inc.           COM       948626106     3,632     71,369  SH                SOLE                    71,369
Wells Fargo & Co New                  COM       949746101       220      3,438  SH                SOLE                     3,438
Western Resources Inc.                COM       95709T100       554     26,600  SH                SOLE                    26,600
Winston Hotels                        COM       97563A300       293     11,700  SH                SOLE                    11,700
Xcel Energy Inc                       COM       98389B100     1,395     80,263  SH                SOLE                    80,263
XTO Energy Co.                        COM       98385X106       310      7,120  SH                SOLE                     7,120